Basis of Presentation	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Note 2 - Basis of Presentation

As permitted by the rules and regulations of the Securities and Exchange Commission, certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) have been condensed or omitted. These consolidated financial statements should be read in conjunction with the Company’s 2017 and 2016 annual consolidated financial statements and notes thereto included elsewhere in this Form S-1.

The interim consolidated financial statements of the Company included herein reflect all adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary to present fairly the financial position and results of operations for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the entire year.

The consolidated financial statements include the accounts of MR2 Group, Inc. and its wholly-owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.